Share-based compensation - Schedule of Valuation Inputs (Details) - SFr / shares	Dec. 16, 2024	Sep. 23, 2024	Jul. 10, 2024	Jun. 24, 2024	Mar. 25, 2024	Dec. 18, 2023	Sep. 26, 2023	Jun. 23, 2023	Apr. 01, 2023	Mar. 28, 2023	Mar. 27, 2023	Mar. 09, 2023	Jan. 03, 2023
Class A | Tax Recognition
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date (CHF per share)													SFr 20.84
RSU and PSU | LTIP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date (CHF per share)	SFr 51.65	SFr 42.74		SFr 34.88	SFr 31.07	SFr 26.52	SFr 23.81	SFr 26.72	SFr 28.34	SFr 27.34		SFr 19.87
RSU and PSU | The Board of Directors of On (BoD) 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date (CHF per share)	SFr 51.65	SFr 42.74		SFr 34.88	SFr 31.07
Restricted share units (RSU) | The Board of Directors of On (BoD) 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price on measurement date (CHF per share)			SFr 32.94								SFr 27.71